PREFERRED STOCK (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage					5.00%
Derivative, Gain (Loss) on Derivative, Net	$ (5,284,532)	$ (43,675,910)	$ (5,855,627)	$ (49,360,801)	$ 9,809,916	$ (10,401,881)
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	125,000		125,000		125,000
Preferred Stock, Dividend Rate, Percentage			5.00%		5.00%
Sale of Stock, Price Per Share	$ 3.00		$ 3.00		$ 3,000
Preferred Stock, Liquidation Preference Per Share	$ 1.00		$ 1.00		$ 1.00
Preferred stock redeemable period			5 years		5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears			$ 1.30		$ 1.30
Preferred Stock, Shares Outstanding	0		0		0	0
Stockholders' Equity, Reverse Stock Split					November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	525,000		525,000		525,000
Preferred Stock, Dividend Rate, Percentage			5.00%		5.00%
Sale of Stock, Price Per Share	$ 3,000		$ 3,000		$ 3,000
Preferred Stock, Liquidation Preference Per Share	$ 1.00		$ 1.00		$ 1.00
Preferred stock redeemable period			5 years		5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears					$ 1.30
Preferred Stock, Shares Outstanding	159,666		159,666		159,666	159,666
Share Price	$ 1.30		$ 1.30
Derivative Liability	$ 254,677		$ 254,677		$ 177,743	$ 425,776
Derivative, Gain (Loss) on Derivative, Net	$ 57,500	131,783	$ 76,934	(142,471)
Stockholders' Equity, Reverse Stock Split					November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Derivative, Gain on Derivative					$ 248,033	$ 212,888
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	500,000		500,000		500,000
Sale of Stock, Price Per Share					$ 0.04
Preferred Stock, Liquidation Preference Per Share	$ 1.00		$ 1.00		$ 1.00
Preferred stock redeemable period			5 years		5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears			$ 3,600		$ 0.06
Preferred Stock, Shares Outstanding	0		0		0	0
Conversion price per share, percentage			85.00%		85.00%
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 2,400
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	500,000		500,000		500,000
Preferred Stock, Liquidation Preference Per Share	$ 1.00		$ 1.00		$ 1.00
Preferred Stock, Shares Outstanding					100,000	100,000
Derivative Liability	$ 394,939		$ 394,939		$ 396,956	$ 200,000
Derivative, Gain (Loss) on Derivative, Net	$ 47,844	(2,017)	$ 1,292,033	1,792,033	$ 196,956	$ 100,000
Conversion price per share, percentage			85.00%		85.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Voting Rights			Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock.		Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000		1,000,000		1,000,000
Preferred Stock, Shares Outstanding	821,377		821,377		791,567	791,567
Derivative Liability	$ 3,126,203		$ 3,126,203		$ 2,469,349	$ 1,388,822
Derivative, Gain (Loss) on Derivative, Net	$ 275,240	656,854	$ 8,378,095	11,723,554	$ 1,080,527	$ 622,071
Conversion price per share, percentage					50.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	500,000		500,000		500,000
Preferred Stock, Liquidation Preference Per Share	$ 1.00		$ 1.00		$ 1.00
Preferred Stock, Shares Outstanding	190,000		190,000		180,000	180,000
Derivative Liability	$ 710,889		$ 710,889		$ 754,217	$ 380,000
Derivative, Gain (Loss) on Derivative, Net	$ 51,408	(43,328)	$ (771,901)	178,099	$ 374,217	$ 190,000
Conversion price per share, percentage			130.00%		130.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	500,000		500,000		500,000
Preferred Stock, Liquidation Preference Per Share	$ 1.00		$ 1.00		$ 1.00
Preferred Stock, Shares Outstanding	25,000		25,000		25,000	25,000
Derivative Liability	$ 98,735		$ 98,735		$ 99,239	$ 50,000
Derivative, Gain (Loss) on Derivative, Net	$ 11,961	$ (504)	$ (101,566)	$ 23,434	$ 49,239	$ 25,000
Conversion price per share, percentage			85.00%		85.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Voting Rights			voting rights equal to 5,000,000 votes of common stock		voting rights equal to 5,000,000 votes of common stock